Business Segment and Geographical Information - Schedule of Distribution of Income from Operations by Geographical Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Income from operations	$ 442,846	$ 1,032,384	$ 904,664
Amortization of intangible assets	(227,200)	(350,300)	(459,900)
Goodwill impairment	(364,248)	0	0
Impairment of non-financial assets	(101,027)	0	0
Operating Segments
Segment Reporting Information [Line Items]
Income from operations	1,135,341	1,382,675	1,364,518
Amortization of intangible assets	(227,220)	(350,291)	(459,854)
Ireland
Segment Reporting Information [Line Items]
Income from operations	691,431	850,525	840,070
Rest of Europe
Segment Reporting Information [Line Items]
Income from operations	158,929	215,566	152,726
U.S.
Segment Reporting Information [Line Items]
Income from operations	206,639	245,925	311,209
Rest of World
Segment Reporting Information [Line Items]
Income from operations	$ 78,342	$ 70,659	$ 60,513